                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one):      [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:       Van Eck Associates Corporation
Address:    99 Park Avenue, 8th Floor
            New York, NY  10016

13F File Number:  28-2763

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Alex Bogaenko
Title:    Assistant Controller
Phone:    (212) 293-2052

Signature, Place, and Date of Signing:
  /s/Alex Bogaenko         New York, NY               February 11, 2000
     [Signature]          [City, State]                 [Date]

 Report Type (Check only one):

 [XX] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.

     1.         None

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    144

Form 13F Information Table Value Total:    $237,333.8
                                            (thousands)

List of Other Included Managers:

None

SEC FORM 13F    REPORTING MANAGER: VAN ECK ASSOCIATED CORP.         12/31/1999

ITEM 1:                                   ITEM 2:             ITEM 3:      ITEM 4:   ITEM 5:     ITEM 6:
                                                                                                INVESTMENT DISCRETION
                                                                                                -----------------------------------
                                                                            FAIR    SHARES OR
                                                                           MARKET   PRINCIPAL    (a)SOLE    (b)SHARED   (c)SHARED
NAME OF ISSUER                         TITLE OF CLASS         CUSIP #      VALUE      AMOUNT                as defined    OTHER
                                                                           $(000)                           in Instr. V
-----------------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications                     Common             000886101     $544.2      7,500        X
AK Steel Holding                           Common             001547108   $5,487.9    290,748        X
AMB Property Corporation                   Common             00163T109     $887.2     44,500        X
ASA  Ltd.                                  Common             002050102   $4,336.7    229,000        X
Agnico Eagle Mines                         Common             008474108   $4,455.2    604,100        X
Alcan Aluminum Ltd.                        Common             013716105   $1,647.5     40,000        X
Alcoa Inc                                  Common             013817101   $1,751.3     21,100        X
Amerada Hess Corp                          Common             023551104     $283.8      5,000        X
America Online,                            Common             02364J104     $528.1      7,000        X
American Express Corp                      Common             025816109     $415.6      2,500        X
American International Group               Common             026874107     $486.6      4,500        X
Anadarko Petroleum Corp                    Common             032511107   $1,846.2     54,100        X
Anglogold Limited                          Spon ADR           035128206   $6,669.7    259,649        X
Apartment Investment & Mgmt Co.            Class A            03748R101     $724.6     18,200        X
Aracruz Cellulose Corp                     Spon ADR Claas B   038496204   $1,256.1     47,850        X
Arden Realty Group                         Common             039793104      $30.1      1,500        X
Ashanti Goldfields Co.                     GDR                043743202   $2,423.9    923,400        X
Atlantic Richfield Co.                     Common             048825103   $1,643.5     19,000        X
AvalonBay Communities                      Common             053484101      $34.3      1,000        X
BP Amoco Plc.                              Spon ADR           055622104   $1,180.3     19,900        X
Banca De Galicia                           Spon ADR           059538207     $458.1     23,120        X
Barrick Gold Corp                          Common             067901108  $13,504.2    763,488        X
Battle Mountain Canada                     Common             071900104     $490.8    237,972        X
Bedford Property Investors Inc.            Common             076446301     $605.7     35,500        X
Boston Properties Inc.                     Common             101121101   $3,006.7     96,600        X
Bowater Inc.                               Common             102183100   $2,220.3     40,880        X
Brandywine Realty Trust                    Shares Ben Int.    105368203   $1,292.0     78,900        X

                                                       SEC USE ONLY
                                                       --------------------------------------
                                         ITEM 7:                            ITEM 8:
                                                       VOTING AUTHORITY
                                        MANAGERS                           (SHARES)
                                                       --------------------------------------
                                           SEE          (a)SOLE           (b)SHARED-  (c)NONE
                                          INSTR
                                            V
                                   ----------------------------------------------------------
ADC Telecommunications                                          7,500
AK Steel Holding                                              290,748
AMB Property Corporation                                       44,500
ASA  Ltd.                                                     229,000
Agnico Eagle Mines                                            604,100
Alcan Aluminum Ltd.                                            40,000
Alcoa Inc                                                      21,100
Amerada Hess Corp                                               5,000
America Online,                                                 7,000
American Express Corp                                           2,500
American International Group                                    4,500
Anadarko Petroleum Corp                                        54,100
Anglogold Limited                                             259,649
Apartment Investment & Mgmt Co.                                18,200
Aracruz Cellulose Corp                                         47,850
Arden Realty Group                                              1,500
Ashanti Goldfields Co.                                        923,400
Atlantic Richfield Co.                                         19,000
AvalonBay Communities                                           1,000
BP Amoco Plc.                                                  19,900
Banca De Galicia                                               23,120
Barrick Gold Corp                                             763,488
Battle Mountain Canada                                        237,972
Bedford Property Investors Inc.                                35,500
Boston Properties Inc.                                         96,600
Bowater Inc.                                                   40,880
Brandywine Realty Trust                                        78,900

ITEM 1:                                   ITEM 2:             ITEM 3:      ITEM 4:   ITEM 5:     ITEM 6:
                                                                                                INVESTMENT DISCRETION
                                                                                                -----------------------------------
                                                                            FAIR    SHARES OR
                                                                           MARKET   PRINCIPAL    (a)SOLE    (b)SHARED   (c)SHARED
NAME OF ISSUER                         TITLE OF CLASS         CUSIP #      VALUE      AMOUNT                as defined    OTHER
                                                                           $(000)                           in Instr. V
-----------------------------------------------------------------------------------------------------------------------------------
Burnham Pacific Plc.                       Common             12232C108      $46.9      5,000        X
CBS Corp                                   Common             12490K107     $575.4      9,000        X
Cabot Industrial Trust                     Common             127072106      $11.0        600        X
Camden Property Trust                      Shares Ben Int.    133131102      $46.5      1,700        X
Cardinal Health Inc.                       Common             14149Y108     $383.0      8,000        X
Central Fund Canada                        Class A            153501101     $502.5    120,000        X
Champion International                     Common             158525105   $1,517.5     24,500        X
Chevron Corp                               Common             166751107     $996.2     11,500        X
Cisco Systems Inc                          Common             17275R102   $1,285.5     12,000        X
Clear Channel Communications Inc.          Common             184502102     $446.3      5,000        X
Coastal Corp.                              Common             190441105     $425.3     12,000        X
Coca-Cola Femsa SA                         Common             191241108     $184.4     10,500        X
CBD (Pao De Azucar)                        ADR                20440T201   $1,615.6     50,000        X
Conoco Inc                                 Class A            208251306     $841.5     34,000        X
Cooper Cameron Corp                        Common             216640102   $2,167.0     44,280        X
Cornerstone Properties, Inc.               Common             21922H103   $1,137.8     77,800        X
Crescent Real Estate Co.                   Common             225756105     $933.5     50,800        X
Crown Resources Corp.                      Common             228569109     $580.7    309,700        X
Dayton Hudson Corp                         Common             239753106     $440.6      6,000        X
Duke Realty Investments                    Spon ADR           264411505      $48.8      2,500        X
Durban Roodeport                           Common             266597301     $499.9    280,663        X
EMC Corp.                                  Common             268648102     $764.8      7,000        X
Ensco International                        Common             26874Q100   $1,436.6     62,800        X
Ente Nazionale Id                          Common             26874R108   $1,074.9     19,500        X
Elan Corp Plc                              Common             284131208     $159.3      5,400        X
Equity Office Properties                   Shares Ben Int.    294741103   $1,516.9     61,600        X
Equity Residential                         Common             29476L107   $1,062.9     24,900        X
Excel Legacy Corporation                   Common             300665106      $29.8      9,000        X
Exxon Mobil Corp                           Common             30231G102   $4,071.3     50,536        X
Federal National Mort. Assoc.              Common             313586109     $437.1      7,000        X
Federal Realty Inc.                        Shares Ben Int.    313747206      $37.6      2,000        X
Fort James Corp.                           Common             347471104   $1,368.8     50,000        X
Freeport-Mcmoran Copper                    Common             35671D857   $5,450.3    258,000        X
Gables Residential                         Common             362418105       $9.6        400        X
General Electric Co.                       Common             369604103     $665.4      4,300        X

                                                           SEC USE ONLY
                                                           --------------------------------------
                                             ITEM 7:                            ITEM 8:
                                                           VOTING AUTHORITY
                                            MANAGERS                           (SHARES)
                                                           --------------------------------------
                                               SEE          (a)SOLE           (b)SHARED-  (c)NONE
                                              INSTR
                                                V
                                       ----------------------------------------------------------
Burnham Pacific Plc.                                                5,000
CBS Corp                                                            9,000
Cabot Industrial Trust                                                600
Camden Property Trust                                               1,700
Cardinal Health Inc.                                                8,000
Central Fund Canada                                               120,000
Champion International                                             24,500
Chevron Corp                                                       11,500
Cisco Systems Inc                                                  12,000
Clear Channel Communications Inc.                                   5,000
Coastal Corp.                                                      12,000
Coca-Cola Femsa SA                                                 10,500
CBD (Pao De Azucar)                                                50,000
Conoco Inc                                                         34,000
Cooper Cameron Corp                                                44,280
Cornerstone Properties, Inc.                                       77,800
Crescent Real Estate Co.                                           50,800
Crown Resources Corp.                                             309,700
Dayton Hudson Corp                                                  6,000
Duke Realty Investments                                             2,500
Durban Roodeport                                                  280,663
EMC Corp.                                                           7,000
Ensco International                                                62,800
Ente Nazionale Id                                                  19,500
Elan Corp Plc                                                       5,400
Equity Office Properties                                           61,600
Equity Residential                                                 24,900
Excel Legacy Corporation                                            9,000
Exxon Mobil Corp                                                   50,536
Federal National Mort. Assoc.                                       7,000
Federal Realty Inc.                                                 2,000
Fort James Corp.                                                   50,000
Freeport-Mcmoran Copper                                           258,000
Gables Residential                                                    400
General Electric Co.                                                4,300

ITEM 1:                                   ITEM 2:             ITEM 3:      ITEM 4:   ITEM 5:     ITEM 6:
                                                                                                INVESTMENT DISCRETION
                                                                                                -----------------------------------
                                                                            FAIR    SHARES OR
                                                                           MARKET   PRINCIPAL    (a)SOLE    (b)SHARED   (c)SHARED
NAME OF ISSUER                         TITLE OF CLASS         CUSIP #      VALUE      AMOUNT                as defined    OTHER
                                                                           $(000)                           in Instr. V
-----------------------------------------------------------------------------------------------------------------------------------
General Growth Properties                  Common             370021107      $61.6      2,200        X
Georgia Pacific Co.                        Common             373298108   $1,167.3     23,000        X
Glamis Gold Ltd.                           Common             376775102   $2,508.5  1,384,000        X
Global Marine Inc.                         Common             379352404   $1,858.7    111,800        X
Gold Fields of South Africa                Spon ADR           380597500       $9.8      4,000        X
Gold Fields Ltd.                           Spon ADR           38059T106  $10,199.3  2,250,884        X
Golden Cycle Gold Corp                     Common             380894105     $477.2     74,862        X
Grubb & Ellis Company                      Common             400095204      $82.0     17,500        X
Harmony Gold Mining                        Common             413216300   $4,058.6    646,147        X
Hecla Mining Co.                           Common             422704106     $156.3    100,000        X
Highlands Insurance Co.                    Common             431032101      $28.5      3,000        X
Home Depot Inc                             Common             437076102     $514.2      7,500        X
Homestake Mining Co.                       Common             437614100  $22,236.4  2,846,265        X
Honeywell International Corp.              Common             438516106     $324.5      5,625        X
Host Marriott Corp                         Common             441078102      $16.5      2,000        X
Inco Ltd.                                  Common             453258402   $1,175.0     50,000        X
Klabin                                     ADR                45647P108   $1,254.5    150,000        X
Intel Corp.                                Common             458140100     $568.0      6,900        X
International Business Machines Corp.      Common             459200101     $432.0      4,000        X
International Paper Co.                    Common             460146103   $3,228.2     57,200        X
Interstate Hotels Corporation              Common             46088R108      $19.5      6,000        X
JDS  Uniphase Corp                         Common             46612J101     $258.1      1,600        X
Jones Lang Lasalle                         Common             48020Q107      $78.4      6,600        X
Kilroy Realty Corp                         Common             49427F108     $286.0     13,000        X
Kimco Realty Co.                           Common             49446R109      $50.8      1,500        X
Lexmark International Group                Class A            529771107     $407.3      4,500        X
Lucent Technologies Co.                    Common             549463107     $523.7      7,000        X
MCI Worldcom Inc                           Common             55268B106     $420.8      7,931        X
Macerich Company                           Common             554382101     $645.2     31,000        X
Mack Cali Realty Corp.                     Common             554489104     $972.1     37,300        X
Matav Rt                                   Spon ADR           559776109   $2,995.2     83,200        X
Masco Corp.                                Common             574599106     $355.3     14,000        X
Meditrust                                  Common             58501T306      $49.5      9,000        X
Merck & Co.                                Common             589331107     $536.5      8,000        X
Microsoft Corp.                            Common             594918104     $583.8      5,000        X

                                                             SEC USE ONLY
                                                             --------------------------------------
                                               ITEM 7:                            ITEM 8:
                                                             VOTING AUTHORITY
                                              MANAGERS                           (SHARES)
                                                             --------------------------------------
                                                 SEE          (a)SOLE           (b)SHARED-  (c)NONE
                                                INSTR
                                                  V
                                         ----------------------------------------------------------
General Growth Properties                                             2,200
Georgia Pacific Co.                                                  23,000
Glamis Gold Ltd.                                                  1,384,000
Global Marine Inc.                                                  111,800
Gold Fields of South Africa                                           4,000
Gold Fields Ltd.                                                  2,250,884
Golden Cycle Gold Corp                                               74,862
Grubb & Ellis Company                                                17,500
Harmony Gold Mining                                                 646,147
Hecla Mining Co.                                                    100,000
Highlands Insurance Co.                                               3,000
Home Depot Inc                                                        7,500
Homestake Mining Co.                                              2,846,265
Honeywell International Corp.                                         5,625
Host Marriott Corp                                                    2,000
Inco Ltd.                                                            50,000
Klabin                                                              150,000
Intel Corp.                                                           6,900
International Business Machines Corp.                                 4,000
International Paper Co.                                              57,200
Interstate Hotels Corporation                                         6,000
JDS  Uniphase Corp                                                    1,600
Jones Lang Lasalle                                                    6,600
Kilroy Realty Corp                                                   13,000
Kimco Realty Co.                                                      1,500
Lexmark International Group                                           4,500
Lucent Technologies Co.                                               7,000
MCI Worldcom Inc                                                      7,931
Macerich Company                                                     31,000
Mack Cali Realty Corp.                                               37,300
Matav Rt                                                             83,200
Masco Corp.                                                          14,000
Meditrust                                                             9,000
Merck & Co.                                                           8,000
Microsoft Corp.                                                       5,000

ITEM 1:                                   ITEM 2:             ITEM 3:      ITEM 4:   ITEM 5:     ITEM 6:
                                                                                                INVESTMENT DISCRETION
                                                                                                -----------------------------------
                                                                            FAIR    SHARES OR
                                                                           MARKET   PRINCIPAL    (a)SOLE    (b)SHARED   (c)SHARED
NAME OF ISSUER                         TITLE OF CLASS         CUSIP #      VALUE      AMOUNT                as defined    OTHER
                                                                           $(000)                           in Instr. V
-----------------------------------------------------------------------------------------------------------------------------------
Mills Corporation                          Common             601148109      $26.8      1,500        X
Newmont Mining Co.                         Common             651639106  $21,168.0    864,000        X
Occidental Petroleum Corp                  Common             674599105     $108.1      5,000        X
Ocean Energy Inc                           Common             67481E106   $2,915.6    376,200        X
Lukoil Holdings                            Spon. ADR Pfd.     677862302      $91.7     10,000        X
Philippine Long Distance Co.               Spon ADR           718252604     $517.5     20,000        X
Placer Dome Co.                            Common             725906101  $20,301.6  1,888,520        X
Plum Creek Timber Co.                      Common             729251108   $1,042.5     41,700        X
Pohang Iron & Steel Ltd                    Spon ADR           730450103     $112.0      3,200        X
Post Properties                            Common             737464107      $38.3      1,000        X
Procter & Gamble Co.                       Common             742718109     $438.3      4,000        X
Prologis Trust                             Shares Ben Int.    743410102     $972.1     50,500        X
Public Storage Inc                         Common             74460D109      $56.7      2,500        X
Qualcomm Inc.                              Common             747525103     $916.5      5,200        X
Reynolds Metals Corp                       Common             761763101   $3,384.5     44,170        X
Rouse Company                              Common             779273101      $21.3      1,000        X
Royal Dutch Petroleum Co.                  NY Reg Shares      780257804   $1,535.1     25,400        X
Royal Gold Inc.                            Common             780287108     $420.5    116,000        X
Schlumberger Ltd.                          Common             806857108   $1,541.3     27,400        X
Simon Property Group                       Common             828806109   $1,257.0     54,800        X
Smith International Inc                    Common             832110100   $1,291.9     26,000        X
Solectron Corp                             Common             834182107     $665.9      7,000        X
Sony Corp.                                 ADR                835699307     $455.6      1,600        X
Spieker Properties                         Common             848497103      $36.4      1,000        X
StarMedia Network                          Common             855546107   $1,009.6     25,200        X
Starwood Hotels & Resorts                  Common             85590A203      $23.5      1,000        X
STET  Hellas Teleccommunications           ADR                859823106     $158.6      5,200        X
Stillwater Mining Co.                      Common             86074Q102   $7,774.3    243,900        X
TVX Gold Inc.                              Spon ADR           87308K101     $140.6    173,000        X
Taiwan Semiconductor Co.                   Common             874039100     $552.3     12,273        X
Taubman Centers                            Spon ADR Pfd.      876664103      $58.1      5,400        X
Telenorteleste                             ADR                879246106   $2,231.3     87,500        X
Telefonos De Mexico                        Common             879403780   $2,812.5     25,000        X
Temple-Inland Inc.                         Common             879868107     $659.4     10,000        X
Texaco Inc.                                Common             881694103     $831.0     15,300        X

                                                               SEC USE ONLY
                                                               --------------------------------------
                                                 ITEM 7:                            ITEM 8:
                                                               VOTING AUTHORITY
                                                MANAGERS                           (SHARES)
                                                               --------------------------------------
                                                   SEE          (a)SOLE           (b)SHARED-  (c)NONE
                                                  INSTR
                                                    V
                                           ----------------------------------------------------------
Mills Corporation                                                       1,500
Newmont Mining Co.                                                    864,000
Occidental Petroleum Corp                                               5,000
Ocean Energy Inc                                                      376,200
Lukoil Holdings                                                        10,000
Philippine Long Distance Co.                                           20,000
Placer Dome Co.                                                     1,888,520
Plum Creek Timber Co.                                                  41,700
Pohang Iron & Steel Ltd                                                 3,200
Post Properties                                                         1,000
Procter & Gamble Co.                                                    4,000
Prologis Trust                                                         50,500
Public Storage Inc                                                      2,500
Qualcomm Inc.                                                           5,200
Reynolds Metals Corp                                                   44,170
Rouse Company                                                           1,000
Royal Dutch Petroleum Co.                                              25,400
Royal Gold Inc.                                                       116,000
Schlumberger Ltd.                                                      27,400
Simon Property Group                                                   54,800
Smith International Inc                                                26,000
Solectron Corp                                                          7,000
Sony Corp.                                                              1,600
Spieker Properties                                                      1,000
StarMedia Network                                                      25,200
Starwood Hotels & Resorts                                               1,000
STET  Hellas Teleccommunications                                        5,200
Stillwater Mining Co.                                                 243,900
TVX Gold Inc.                                                         173,000
Taiwan Semiconductor Co.                                               12,273
Taubman Centers                                                         5,400
Telenorteleste                                                         87,500
Telefonos De Mexico                                                    25,000
Temple-Inland Inc.                                                     10,000
Texaco Inc.                                                            15,300

ITEM 1:                                   ITEM 2:             ITEM 3:      ITEM 4:   ITEM 5:     ITEM 6:
                                                                                                INVESTMENT DISCRETION
                                                                                                -----------------------------------
                                                                            FAIR    SHARES OR
                                                                           MARKET   PRINCIPAL    (a)SOLE    (b)SHARED   (c)SHARED
NAME OF ISSUER                         TITLE OF CLASS         CUSIP #      VALUE      AMOUNT                as defined    OTHER
                                                                           $(000)                           in Instr. V
-----------------------------------------------------------------------------------------------------------------------------------
Trammell Crow Co.                          Common             89288R106      $63.9      5,500        X
Trizechahn Corp                            Common             896938107   $1,417.5     84,000        X
TV- Azteca SA                              Spon ADR           901145102   $2,610.0    290,000        X
Tyco International Ltd                     Common             902124106     $466.5     12,000        X
USX Marathon Group                         Common             902905827     $762.8     30,900        X
Vintage Petroleum Inc                      Common             927460105   $1,369.1    113,500        X
Vornado Realty Trust                       Common             929042109      $58.5      1,800        X
Westfield America Inc.                     Common             959910100      $34.5      2,800        X
Weyerhaeuser Co                            Common             962166104   $1,436.3     20,000        X
Willamette Industries Inc.                 Common             969133107   $1,369.9     29,500        X
Wyndham International Inc.                 Class A            983101106   $1,002.2    341,165        X
Santa Fe International Corp                Common             G7805C108   $1,656.0     64,000        X
                                                                                                     X
------------------------------------------------------------------------------------------------------------------------------------
                                                                        $237,333.8
------------------------------------------------------------------------------------------------------------------------------------
                                                               SEC USE ONLY
                                                               --------------------------------------
                                                 ITEM 7:                            ITEM 8:
                                                               VOTING AUTHORITY
                                                MANAGERS                           (SHARES)
                                                               --------------------------------------
                                                   SEE          (a)SOLE           (b)SHARED-  (c)NONE
                                                  INSTR
                                                    V
                                           ----------------------------------------------------------
Trammell Crow Co.                                                       5,500
Trizechahn Corp                                                        84,000
TV- Azteca SA                                                         290,000
Tyco International Ltd                                                 12,000
USX Marathon Group                                                     30,900
Vintage Petroleum Inc                                                 113,500
Vornado Realty Trust                                                    1,800
Westfield America Inc.                                                  2,800
Weyerhaeuser Co                                                        20,000
Willamette Industries Inc.                                             29,500
Wyndham International Inc.                                            341,165
Santa Fe International Corp                                            64,000
                                                                            -
-------------------------------------------

-------------------------------------------